36. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	R$ 30,639	R$ 26,915
Liabilities	(9,245)	R$ (18,419)
2020 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	7,109
Liabilities	(1,541)
2021 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	6,282
Liabilities	(1,541)
2022 onwards [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Assets	17,248
Liabilities	R$ (6,163)